ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Net recovery of provision for credit losses made for accounts receivable due from related-party	¥ 8,767,356	$ 1,209,073
Percentage of not-collection from our customers	54.7	54.7
Amount of not-collection from our customers	¥ 15,000,000.0	$ 2,100,000
Provision for (net recovery of) credit losses	¥ (9,038,985)	$ (1,246,533)	¥ (658,823)	¥ 8,191,247